Income Tax (Details) - Schedule of Income Tax (Tax Benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax (Tax Benefit) [Abstract]
Current taxes	$ 54,743	$ 75,407	$ 52,956
Deferred taxes	(8,668)	(20,172)	(10,342)
Total	$ 46,075	$ 55,235	$ 42,614